Supplemental Condensed Combining Information	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

25. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% Senior Notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition of the Company, on a consolidated basis at December 31, 2013 and December 31, 2012 and its results of operations and cash flows for the periods ended December 31, 2013, 2012 and 2011. The following combining financial information for the Company is at December 31, 2013 and December 31, 2012 and for the periods ended December 31, 2013, 2012 and 2011,

	For the year ended December 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$2,084,014	$-	$15,825,782	$(3,300,069)	$14,609,727
Cost of revenue	-	-	1,356,114	-	11,789,397	(3,274,181)	9,871,330
Gross profit	-	-	727,900	-	4,036,385	(25,888)	4,738,397
Operating expenses (income):
Selling, general and administrative(1)	-	184,054	284,589	(128,356)	2,150,296	(134,187)	2,356,396
Research and development	-	-	72,638	-	53,336	(169)	125,805
Operating (loss) income	-	(184,054)	370,673	128,356	1,832,753	108,468	2,256,196
Other (income) expense:
Interest, net	(6,871)	210,759	5,922	176,643	22,108	-	408,561
Other, net	-	(1,545,184)	259,165	(824,853)	-	2,110,872	-
Income (loss) before income taxes	6,871	1,150,371	105,586	776,566	1,810,645	(2,002,404)	1,847,635
Income tax expense (benefit)	2,494	40,481	108,837	(19,049)	652,672	(193,423)	592,012
Net Income (loss)	4,377	1,109,890	(3,251)	795,615	1,157,973	(1,808,981)	1,255,623
Net Income attributable to noncontrolling interests	-	-	-	-	145,733	-	145,733
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$4,377	$1,109,890	$(3,251)	$795,615	$1,012,240	$(1,808,981)	$1,109,890

(1) Selling, general and administrative is presented net of gain on sale of dialysis clinics and net of income from equity method investees.

	For the year ended December 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$4,377	$1,109,890	$(3,251)	$795,615	$1,157,973	$(1,808,981)	$1,255,623
Gain (loss) related to cash flow hedges	-	21,020	-	-	1,512	-	22,532
Actuarial gain (loss) on defined benefit pension plans	-	(971)	(15,150)	83,597	(2,487)	-	64,989
Gain (loss) related to foreign currency translation	-	(158,328)	32,934	-	(12,896)	23,851	(114,439)
Income tax (expense) benefit related to components of other comprehensive income	-	(6,317)	(4,418)	32,979	(55,844)	-	(33,600)
Other comprehensive income (loss), net of tax	-	(144,596)	13,366	116,576	(69,715)	23,851	(60,518)
Total comprehensive income	$4,377	$965,294	$10,115	$912,191	$1,088,258	$(1,785,130)	$1,195,105
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	143,689	143,689
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$4,377	$965,294	$10,115	$912,191	$1,088,258	$(1,928,819)	$1,051,416

	At December 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$13	$4,490	$-	$672,206	$6,068	$682,777
Trade accounts receivable, less allowance for doubtful accounts	-	-	152,480	-	2,882,736	2,058	3,037,274
Accounts receivable from related parties	1,269,092	960,137	815,748	1,643,394	4,073,975	(8,609,228)	153,118
Inventories	-	-	287,625	-	946,790	(137,311)	1,097,104
Prepaid expenses and other current assets	-	71,939	41,240	167	879,085	44,960	1,037,391
Deferred taxes	-	-	-	-	322,337	(43,285)	279,052
Total current assets	1,269,092	1,032,089	1,301,583	1,643,561	9,777,129	(8,736,738)	6,286,716

Property, plant and equipment, net	-	734	238,469	-	2,980,268	(127,517)	3,091,954
Intangible assets	-	501	73,166	-	684,290	(81)	757,876
Goodwill	-	-	62,829	-	11,595,358	-	11,658,187
Deferred taxes	-	80,931	14,209	-	118,306	(109,279)	104,167
Other assets (1)	-	13,955,933	47,661	12,583,246	5,234,132	(30,599,966)	1,221,006
Total assets	$1,269,092	$15,070,188	$1,737,917	$14,226,807	$30,389,483	$(39,573,581)	$23,119,906

Current liabilities:
Accounts payable	$-	$2,193	$28,689	$-	$511,715	$-	$542,597
Accounts payable to related parties	-	1,896,712	522,719	1,600,480	4,931,344	(8,827,326)	123,929
Accrued expenses and other current liabilities	29,770	45,897	129,727	9,403	1,786,709	11,027	2,012,533
Short-term borrowings and other financial liabilities	-	60	-	-	96,588	-	96,648
Short-term borrowings from related parties	-	-	-	-	62,342	-	62,342
Current portion of long-term debt and capital lease obligations	-	271,090	-	200,000	40,280	-	511,370

Income tax payable	-	114,197	-	-	56,163	-	170,360
Deferred taxes	-	2,331	9,002	-	64,539	(41,678)	34,194
Total current liabilities	29,770	2,332,480	690,137	1,809,883	7,549,680	(8,857,977)	3,553,973

Long term debt and capital lease obligations, less current portion	1,167,466	96,699	-	2,438,189	7,478,944	(3,434,378)	7,746,920
Long term debt from related parties	-	3,359,606	-	2,092,818	6,940	(5,459,364)	-
Other liabilities	-	5,616	6,028	-	298,313	19,604	329,561
Pension liabilities	-	10,377	254,233	-	171,248	-	435,858
Income tax payable	2,287	30,846	-	-	20,262	123,538	176,933
Deferred taxes	-	-	-	-	768,156	(24,766)	743,390
Total liabilities	1,199,523	5,835,624	950,398	6,340,890	16,293,543	(17,633,343)	12,986,635

Noncontrolling interests subject to put provisions	-	-	0	-	648,251	-	648,251
Total FMC-AG & Co. KGaA shareholders' equity	69,569	9,234,564	787,519	7,885,917	13,197,233	(21,940,238)	9,234,564
Noncontrolling interests not subject to put provisions	-	-	-	-	250,456	-	250,456
Total equity	69,569	9,234,564	787,519	7,885,917	13,447,689	(21,940,238)	9,485,020
Total liabilities and equity	$1,269,092	$15,070,188	$1,737,917	$14,226,807	$30,389,483	$(39,573,581)	$23,119,906

(1) Other assets are presented net of investment in equity method investees.

	For the year ended December 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$4,377	$1,109,890	$(3,251)	$795,615	$1,157,973	$(1,808,981)	$1,255,623
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(924,138)	-	(824,853)	-	1,748,991	-
Depreciation and amortization	-	689	52,029	-	629,071	(33,564)	648,225
Change in deferred taxes, net	-	(34,548)	3,149	-	46,888	424	15,913
(Gain) loss on sale of fixed assets and investments	-	(43)	437	-	(33,378)	-	(32,984)
(Gain) loss on investments	-	-	(61)	-	-	61	-
(Write Up) write-off loans from related parties	-	91,593	-	-	-	(91,593)	-
Compensation expense related to stock options	-	13,593	-	-	-	-	13,593
Cash inflow (outflow) from hedging	-	(4,073)	-	-	-	-	(4,073)
Investments in equity method investees, net	-	22,945	-	-	(20,610)	-	2,335
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	14,851	-	(54,149)	(1,982)	(41,280)
Inventories	-	-	(4,162)	-	(70,848)	20,092	(54,918)
Prepaid expenses and other current and non-current assets	-	46,352	(11,519)	(123,972)	151,907	5,107	67,875
Accounts receivable from / payable to related parties	(8)	(334,000)	644,752	128,185	(559,991)	106,351	(14,711)
Accounts payable, accrued expenses and other current and non-current liabilities	-	11,469	21,203	6,246	181,426	(5,080)	215,264
Income tax payable	174	7,917	-	(19,049)	(23,818)	(1,281)	(36,057)
Net cash provided by (used in) operating activities	4,543	7,646	717,428	(37,828)	1,404,471	(61,455)	2,034,805

Investing Activities:
Purchases of property, plant and equipment	-	(320)	(76,096)	-	(712,213)	40,691	(747,938)
Proceeds from sale of property, plant and equipment	-	48	583	-	19,216	-	19,847
Disbursement of loans to related parties	-	911,133	-	141,347	-	(1,052,480)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(103,308)	(24,503)	(1,000)	(492,683)	125,769	(495,725)
Proceeds from divestitures	-	-	-	-	18,276	-	18,276
Net cash provided by (used in) investing activities	-	807,553	(100,016)	140,347	(1,167,404)	(886,020)	(1,205,540)

Financing Activities:
Short-term borrowings, net	-	20	(613,593)	-	597,859	-	(15,714)
Long-term debt and capital lease obligations, net	(4,544)	(140,374)	-	1,629,443	(2,713,226)	1,052,480	(176,221)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	189,250	-	189,250
Proceeds from exercise of stock options	-	102,419	-	-	8,881	-	111,300
Proceeds from conversion of preference shares into ordinary shares	-	34,784	-	-	-	-	34,784
Purchase of treasury stock	-	(505,014)	-	-	-	-	(505,014)
Dividends paid	-	(296,134)	-	-	(2,884)	2,884	(296,134)
Capital increase (decrease)	-	-	-	(1,731,962)	1,834,786	(102,824)	-
Distributions to noncontrolling interest	-	-	-	-	(216,758)	-	(216,758)
Contributions from noncontrolling interest	-	-	-	-	66,467	-	66,467
Net cash provided by (used in) financing activities	(4,544)	(804,299)	(613,593)	(102,519)	(235,625)	952,540	(808,040)

Effect of exchange rate changes on cash and cash equivalents	-	(10,965)	170	-	(15,693)	-	(26,488)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	(65)	3,989	-	(14,251)	5,065	(5,263)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$0	$13	$4,490	$-	$672,206	$6,068	$682,777

	For the year ended December 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,884,622	$-	$14,806,815	$(2,891,155)	$13,800,282
Cost of revenue	-	-	1,197,337	-	10,876,513	(2,874,821)	9,199,029
Gross profit	-	-	687,285	-	3,930,302	(16,334)	4,601,253
Operating expenses (income):
Selling, general and administrative (1)	-	59,222	203,284	(51,963)	2,030,970	29,536	2,271,049
Research and development	-	-	69,025	-	42,442	164	111,631
Operating (loss) income	-	(59,222)	414,976	51,963	1,856,890	(46,034)	2,218,573
Other (income) expense:
Investment gain	-	-	-	-	(139,600)	-	(139,600)
Interest, net	(6,839)	216,914	2,682	156,794	71,797	(15,288)	426,060
Other, net	-	(1,531,505)	261,505	(921,180)	-	2,191,180	-
Income (loss) before income taxes	6,839	1,255,369	150,789	816,349	1,924,693	(2,221,926)	1,932,113
Income tax expense (benefit)	2,482	68,560	119,255	(41,356)	698,353	(242,158)	605,136
Net Income (loss)	4,357	1,186,809	31,534	857,705	1,226,340	(1,979,768)	1,326,977
Net Income attributable to noncontrolling interests	-	-	-	-	140,168	-	140,168
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$4,357	$1,186,809	$31,534	$857,705	$1,086,172	$(1,979,768)	$1,186,809

(1) Selling, general and administrative is presented net of gain on sale of dialysis clinics, net of income from equity method investees and net of other operating expenses.

	For the year ended December 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$4,357	$1,186,809	$31,534	$857,705	$1,226,340	$(1,979,768)	$1,326,977
Gain (loss) related to cash flow hedges	-	(4,465)	(9)	11,725	16,768	-	24,019
Actuarial gain (loss) on defined benefit pension plans	-	(2,091)	(46,830)	(49,796)	(4,461)	-	(103,178)
Gain (loss) related to foreign currency translation	-	(84,026)	18,540	-	132,627	(3,338)	63,803
Income tax (expense) benefit related to components of other comprehensive income	-	3,615	13,447	15,019	(23,250)	-	8,831
Other comprehensive income (loss), net of tax	-	(86,967)	(14,852)	(23,052)	121,684	(3,338)	(6,525)
Total comprehensive income	$4,357	$1,099,842	$16,682	$834,653	$1,348,024	$(1,983,106)	$1,320,452
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	139,989	139,989
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$4,357	$1,099,842	$16,682	$834,653	$1,348,024	$(2,123,095)	$1,180,463

	At December 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$1	$78	$501	$-	$686,457	$1,003	$688,040
Trade accounts receivable, less allowance for doubtful accounts	-	-	170,627	-	2,848,797	-	3,019,424
Accounts receivable from related parties	1,269,471	2,257,445	1,449,317	3,562,953	4,398,630	(12,800,007)	137,809
Inventories	-	-	271,039	-	885,613	(119,843)	1,036,809
Prepaid expenses and other current assets	-	72,022	27,693	167	837,152	40,503	977,537
Deferred taxes	-	-	-	-	311,280	(43,443)	267,837
Total current assets	1,269,472	2,329,545	1,919,177	3,563,120	9,967,929	(12,921,787)	6,127,456

Property, plant and equipment, net	-	611	206,873	-	2,856,000	(122,881)	2,940,603
Intangible assets	-	584	67,874	-	641,714	(56)	710,116
Goodwill	-	-	54,848	-	11,367,041	-	11,421,889
Deferred taxes	-	51,111	10,123	-	131,452	(103,534)	89,152
Other assets (1)	-	12,675,998	650,255	11,766,104	(4,751,531)	(19,304,044)	1,036,782
Total assets	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

Current liabilities:
Accounts payable	$-	$1,935	$41,114	$-	$579,245	$-	$622,294
Accounts payable to related parties	-	2,234,205	491,525	1,598,852	8,663,240	(12,864,472)	123,350
Accrued expenses and other current liabilities	29,771	27,530	102,728	3,157	1,611,997	12,288	1,787,471
Short-term borrowings and other financial liabilities	-	38	-	-	117,812	-	117,850
Short-term borrowings from related parties	-	-	-	-	3,973	-	3,973
Current portion of long-term debt and capital lease obligations	-	207,160	-	100,000	27,587	-	334,747

Income tax payable	-	130,636	-	-	19,367	-	150,003
Deferred taxes	-	1,622	8,126	-	61,774	(41,219)	30,303
Total current liabilities	29,771	2,603,126	643,493	1,702,009	11,084,995	(12,893,403)	3,169,991

Long term debt and capital lease obligations, less current portion	1,172,397	285,049	-	2,559,340	7,020,190	(3,251,236)	7,785,740
Long term debt from related parties	-	3,212,455	657,284	2,019,925	64,530	(5,898,020)	56,174
Other liabilities	-	6,696	12,679	110,637	96,322	33,923	260,257
Pension liabilities	-	7,753	202,219	-	247,701	-	457,673
Income tax payable	2,113	264	-	-	52,684	146,581	201,642
Deferred taxes	-	-	-	-	685,158	(21,157)	664,001
Total liabilities	1,204,281	6,115,343	1,515,675	6,391,911	19,251,580	(21,883,312)	12,595,478

Noncontrolling interests subject to put provisions	-	-	-	-	523,260	-	523,260
Total FMC-AG & Co. KGaA shareholders' equity	65,191	8,942,506	1,393,475	8,937,313	173,011	(10,568,990)	8,942,506
Noncontrolling interests not subject to put provisions	-	-	-	-	264,754	-	264,754
Total equity	65,191	8,942,506	1,393,475	8,937,313	437,765	(10,568,990)	9,207,260
Total liabilities and equity	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

(1) Other assets are presented net of investment in equity method investees.

	For the year ended December 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$4,357	$1,186,809	$31,534	$857,705	$1,226,340	$(1,979,768)	$1,326,977
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(1,002,965)	-	(921,180)	-	1,924,145	-
Depreciation and amortization	-	519	47,832	-	583,375	(28,830)	602,896
Change in deferred taxes, net	-	1,994	4,113	-	71,744	(2,681)	75,170
(Gain) loss on sale of fixed assets and investments	-	(40)	(163)	-	(29,321)	-	(29,524)
(Gain) loss on investments	-	1,247	-	-	-	(1,247)	-
(Write Up) write-off loans from related parties	-	7,527	-	-	-	(7,527)	-
Investment (gain)	-	-	-	-	(139,600)	-	(139,600)
Compensation expense related to stock options	-	26,476	-	-	-	-	26,476
Cash inflow (outflow) from hedging	-	1,322	-	-	(15,269)	-	(13,947)
Investments in equity method investees, net	-	36,453	-	-	(13,941)	-	22,512
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(23,848)	-	(19,496)	-	(43,344)
Inventories	-	-	(40,910)	-	(11,532)	4,163	(48,279)
Prepaid expenses and other current and non-current assets	-	148,172	(13,633)	(38,496)	11,299	(18,929)	88,413
Accounts receivable from / payable to related parties	(3,724)	1,653,955	(49,477)	117,090	(1,788,646)	55,007	(15,795)
Accounts payable, accrued expenses and other current and non-current liabilities	-	(1,884)	33,157	1,024	193,756	(467)	225,586
Income tax payable	97	(137)	-	(41,356)	24,316	(21,398)	(38,478)
Net cash provided by (used in) operating activities	730	2,059,448	(11,395)	(25,213)	93,025	(77,532)	2,039,063

Investing Activities:
Purchases of property, plant and equipment	-	(485)	(78,272)	-	(638,394)	41,841	(675,310)
Proceeds from sale of property, plant and equipment	-	40	407	-	9,220	-	9,667
Disbursement of loans to related parties	-	(1,551,372)	-	289,879	-	1,261,493	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(1,618,662)	(2,021)	-	(1,876,310)	1,618,085	(1,878,908)
Proceeds from divestitures	-	44	-	-	263,306	(44)	263,306
Net cash provided by (used in) investing activities	-	(3,170,435)	(79,886)	289,879	(2,242,178)	2,921,375	(2,281,245)

Financing Activities:
Short-term borrowings, net	-	(24,338)	91,628	-	(80,241)	-	(12,951)
Long-term debt and capital lease obligations, net	(730)	1,308,572	-	(264,666)	1,380,034	(1,261,493)	1,161,717
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(372,500)	-	(372,500)
Proceeds from exercise of stock options	-	100,178	-	-	20,948	-	121,126
Dividends paid	-	(271,733)	-	-	(241)	241	(271,733)
Capital increase (decrease)	-	-	-	-	1,581,588	(1,581,588)	-
Distributions to noncontrolling interest	-	-	-	-	(195,023)	-	(195,023)
Contributions from noncontrolling interest	-	-	-	-	37,704	-	37,704
Net cash provided by (used in) financing activities	(730)	1,112,679	91,628	(264,666)	2,372,269	(2,842,840)	468,340

Effect of exchange rate changes on cash and cash equivalents	-	(1,616)	10	-	6,196	-	4,590
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	-	76	357	-	229,312	1,003	230,748
Cash and cash equivalents at beginning of period	1	2	144	-	457,145	-	457,292
Cash and cash equivalents at end of period	$1	$78	$501	$-	$686,457	$1,003	$688,040

	For the year ended December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3,334	$1,071,154	$14,915	$600,613	$999,109	$(1,511,863)	$1,177,262
Gain (loss) related to cash flow hedges	-	(124,662)	(269)	49,857	(27,372)	-	(102,446)
Actuarial gain (loss) on defined benefit pension plans	-	(174)	(6,457)	(74,921)	(354)	-	(81,906)
Gain (loss) related to foreign currency translation	-	(9,754)	(7,047)	-	(165,371)	938	(181,234)
Income tax (expense) benefit related to components of other comprehensive income	-	36,864	1,966	9,964	23,823	-	72,617
Other comprehensive income (loss), net of tax	-	(97,726)	(11,807)	(15,100)	(169,274)	938	(292,969)
Total comprehensive income	$3,334	$973,428	$3,108	$585,513	$829,835	$(1,510,925)	$884,293
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	104,861	104,861
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3,334	$973,428	$3,108	$585,513	$829,835	$(1,615,786)	$779,432

	For the year ended December 31, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$3,334	$1,071,154	$14,915	$600,613	$999,109	$(1,511,863)	$1,177,262
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(872,048)	-	(691,312)	-	1,563,360	-
Depreciation and amortization	-	858	49,207	5,768	514,843	(13,393)	557,283
Change in deferred taxes, net	-	12,593	2,724	-	150,598	(6,734)	159,181
(Gain) loss on sale of fixed assets and investments	-	(10)	(184)	-	(8,791)	-	(8,985)
(Gain) loss on investments	-	31,502	186	-	-	(31,688)	-
(Write Up) write-off loans from related parties	-	44,807	-	-	-	(44,807)	-
Compensation expense related to stock options	-	29,071	-	-	-	-	29,071
Cash outflow from hedging	-	-	-	-	(58,113)	-	(58,113)
Investments in equity method investees, net	-	-	-	-	(30,959)	-	(30,959)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,401)	-	(239,393)	-	(252,794)
Inventories	-	-	(47,022)	-	(135,071)	30,203	(151,890)
Prepaid expenses and other current and non-current assets	-	(133,691)	(3,048)	86,497	(80,570)	(46)	(130,858)
Accounts receivable from / payable to related parties	(12,372)	(1,183,881)	(51,617)	54,300	1,239,464	(62,058)	(16,164)
Accounts payable, accrued expenses and other current and non-current liabilities	13,775	(40,619)	28,385	79	131,427	(641)	132,406
Income tax payable	2,016	80,461	-	(59,093)	(509)	18,167	41,042
Net cash provided by (used in) operating activities	6,753	(959,803)	(19,855)	(3,148)	2,482,035	(59,500)	1,446,482

Investing Activities:
Purchases of property, plant and equipment	-	(221)	(54,545)	-	(569,645)	26,556	(597,855)
Proceeds from sale of property, plant and equipment	-	-	775	-	26,550	-	27,325
Disbursement of loans to related parties	-	1,571,874	200	(1,118,399)	-	(453,675)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(148,331)	(4,554)	-	(2,529,849)	897,405	(1,785,329)
Proceeds from divestitures	-	-	418	-	9,990	(418)	9,990
Net cash provided by (used in) investing activities	-	1,423,322	(57,706)	(1,118,399)	(3,062,954)	469,868	(2,345,869)

Financing Activities:
Short-term borrowings, net	-	26,284	77,481	(298)	(142,444)	-	(38,977)
Long-term debt and capital lease obligations, net	(64,252)	(221,594)	-	433,455	1,147,586	453,675	1,748,870
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	24,500	-	24,500
Proceeds from exercise of stock options	-	81,883	-	-	13,010	-	94,893
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	151,097	(896,987)	-
Distributions to noncontrolling interest	-	-	-	-	(129,542)	-	(129,542)
Contributions from noncontrolling interest	-	-	-	-	27,824	-	27,824
Net cash provided by (used in) financing activities	(6,752)	(394,076)	77,481	1,121,547	438,293	(443,334)	793,159

Effect of exchange rate changes on cash and cash equivalents	-	(216,618)	(1)	-	257,247	22	40,650
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1	(147,175)	(81)	-	114,621	(32,944)	(65,578)
Cash and cash equivalents at beginning of period	-	147,177	225	-	342,524	32,944	522,870
Cash and cash equivalents at end of period	$1	$2	$144	$-	$457,145	$-	$457,292

	For the year ended December 31, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,931,016	$-	$13,498,566	$(2,859,067)	$12,570,515
Cost of revenue	-	-	1,210,733	-	10,020,572	(2,812,831)	8,418,474
Gross profit	-	-	720,283	-	3,477,994	(46,236)	4,152,041
Operating expenses (income):
Selling, general and administrative (1)	1	158,222	208,022	67,587	1,611,194	(78,711)	1,966,315
Research and development	-	-	68,876	-	41,958	-	110,834
Operating (loss) income	(1)	(158,222)	443,385	(67,587)	1,824,842	32,475	2,074,892
Other (income) expense:
Interest, net	(5,351)	90,148	6,867	82,205	140,567	(17,903)	296,533
Other, net	-	(1,379,577)	297,281	(691,312)	-	1,773,608	-
Income (loss) before income taxes	5,350	1,131,207	139,237	541,520	1,684,275	(1,723,230)	1,778,359
Income tax expense (benefit)	2,016	60,053	124,322	(59,093)	685,166	(211,367)	601,097
Net Income (loss)	3,334	1,071,154	14,915	600,613	999,109	(1,511,863)	1,177,262
Net Income attributable to noncontrolling interests	-	-	-	-	-	106,108	106,108
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3,334	$1,071,154	$14,915	$600,613	$999,109	$(1,617,971)	$1,071,154

(1) Selling, general and administrative is presented net of gain on sale of dialysis clinics and net of income from equity method investees.